Summary of changes in share options outstanding (Details)		12 Months Ended
		Mar. 31, 2024 shares $ / shares	Mar. 31, 2024 shares ₨ / shares		Mar. 31, 2023 shares $ / shares	Mar. 31, 2023 shares ₨ / shares
Share plan 2006 and india share plan 2006 [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding at the beginning of the year		203,855	203,855		204,224	204,224
Number of options outstanding at the beginning of the year | (per share)		$ 82.19	₨ 356.65	[1]		₨ 329.33	[1]
Granted during the year
Granted during the year | ₨ / shares	[1]
Forfeited during the year
Forfeited during the year | ₨ / shares	[1]
Expired during the year		12,444	12,444		369	369
Expired during the year | ₨ / shares	[1]		₨ 361.70			₨ 356.65
Number of share options exercised in share-based payment arrangement
Exercised during the year | ₨ / shares	[1]
Number of options outstanding at the end of the year		191,411	191,411		203,855	203,855
Number of options outstanding at the end of the year | (per share)		$ 83.34	₨ 356.65	[1]	$ 82.19	₨ 356.65	[1]
Vested/exercisable		191,411	191,411		203,855	203,855
Vested/exercisable | ₨ / shares	[1]		₨ 356.65			₨ 356.65
2016 stock option and incentive plan [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding at the beginning of the year		271,370	271,370		407,323	407,323
Number of options outstanding at the beginning of the year | ₨ / shares	[2]		₨ 259.07			₨ 246.66
Granted during the year
Granted during the year | ₨ / shares	[2]
Forfeited during the year		62,331	62,331		54,545	54,545
Forfeited during the year | ₨ / shares	[2]		₨ 150.48			₨ 164.38
Expired during the year		19,958	19,958		81,408	81,408
Expired during the year | ₨ / shares	[2]		₨ 741.60			₨ 362.67
Number of options outstanding at the end of the year		189,081	189,081		271,370	271,370
Number of options outstanding at the end of the year | ₨ / shares	[2]		₨ 270.94			₨ 259.07
Vested/exercisable		156,759	156,759		175,918	175,918
Vested/exercisable | ₨ / shares	[2]		₨ 342.30			₨ 311.02

[1]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 83.34 per USD as at March 31, 2024 (March 31, 2023 INR 82.19 per USD).
[2]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 83.34 per USD as at March 31, 2024 (March 31, 2023 INR 82.19 per USD).